Debt - Text Details (Detail) € in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 USD ($)	Aug. 31, 2023 EUR (€)	Jun. 14, 2023 EUR (€)	Oct. 31, 2022 EUR (€)	Sep. 30, 2022 EUR (€)	Jun. 13, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Nov. 23, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Sep. 03, 2020 EUR (€)	Mar. 09, 2020 EUR (€)
Debt [Line Items]
Notional amount		€ 500
Euro Medium-Term Note program	€ 3,300	2,000		€ 500								€ 10,000	€ 10,000
Change of Control Triggering Event, potentially required purchase price related to principal amount	101.00%		101.00%
Increase (Decrease) retained earnings connected to long-term incentive	€ 125	57
Borrowings	€ 7,689	€ 8,201				€ 1,000			€ 6,980
Weighted average [member]
Debt [Line Items]
Borrowings, interest rate	2.90%	2.40%	2.90%
Share repurchase program [member]
Debt [Line Items]
Notional amount	€ 481	€ 83							€ 781
Commercial Paper Programme [Member]
Debt [Line Items]
Notional amount			$ 2.5			€ 101	€ 200
Committed revolving credit facility [Member]
Debt [Line Items]
Undrawn borrowing facilities	1,000
Purchase forward contracts [Member]
Debt [Line Items]
Notional amount	224	€ 211			€ 138			€ 63		€ 90	€ 174
Purchase forward contracts [Member] | Not later than one year [member]
Debt [Line Items]
Notional amount	61
Purchase forward contracts [Member] | Later than one year and not later than two years [member]
Debt [Line Items]
Notional amount	€ 77
Bank borrowings [Member] | Weighted average [member]
Debt [Line Items]
Borrowings, interest rate	8.60%	5.70%	8.60%